Note 5 - Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

 5.       Note Payable

On September 30, 2014, we entered into a loan and security agreement, as amended on February 19, 2015, pursuant to which we received a term loan in the amount of $5 million, funded in 3 tranches. The first tranche of $2.5 million was provided to us on October 1, 2014. The proceeds from the first tranche were used to repay the existing loan with a financial institution which totaled approximately $1,631,000 and the balance was used for general working capital purposes and capital expenditures. The first tranche borrowing is repayable in interest only payments until November 1, 2015 and then 30 equal installments of principal and interest at a rate of 5.25% per annum. The second tranche of the term loan is equal to $1.5 million, of which $500,000 was provided to us on February 19, 2015 and an additional $1 million was subject to (i) evidence acceptable to the lender of at least 50% enrollment in the Company’s randomized, blinded and sham-controlled clinical trial in Europe and Canada (the “OUS Clinical Trial”) no later than March 9, 2015, which has been satisfied, and (ii) when documentation or other evidence acceptable to the lender of a prospective equity financing was provided. On March 16, 2015, we received an additional $500,000 in connection with a drawdown of funds from the second tranche, for a total of $1,000,000 received under the second tranche as of March 31, 2015. The second tranche borrowings in February and March 2015 are repayable in interest only payments until March 1, 2016 and then 30 equal installments of principal and interest at a rate of 5.00% and 5.06% per annum, respectively. The Company may receive up to $1 million in connection with the third tranche at any time during the period in which it has provided evidence to lender of positive 3-month interim results with respect to the OUS Clinical Trial until June 30, 2015. The proceeds from the second and third tranches will be used for general working capital purposes and capital expenditures. As of March 31, 2015 and December 31, 2014, the note payable had an outstanding balance of $3,500,000 and $2,500,000, respectively, which is recorded as a current liability on the condensed consolidated balance sheets. All borrowings under the agreement are collateralized by substantially all of the Company’s assets, including intellectual property.

The loan and security agreement also requires that the Company comply with certain financial and other covenants for borrowings to be permitted. The terms of the loan require that the Company meet certain financial covenants and milestones in connection with the OUS Clinical Trial, including but not limited to, (a) full enrollment as of March 31, 2015, (b) positive 3-month interim data as of April 15, 2015, subject to postponement until June 30, 2015 by the lender upon achievement of certain other milestones under the loan, as amended, and (c) positive results from the trial as of January 31, 2016. As of March 31, 2015, full enrollment of the OUS Clinical Trial has been achieved. As of March 31, 2015 the Company was in compliance with all covenants of the loan agreement.

In connection with the loan and security agreement, the Company issued a 10-year warrant to the lender for the purchase of 471,698 shares of the Company’s common stock at $0.53 per share. In connection with the loan amendment, the Company also amended the terms of the warrant issued to the lender to provide for an automatic increase of the number of shares the lender may acquire in the event the Company fails to meet certain covenants (see Note 7).

The loan and security agreement with the financial institution contains a material adverse change clause, as defined in the agreement, which would result in an event of default if the lender deems a material adverse change to have occurred to the Company’s business. The continuing liquidity issues the Company faces could be construed by the note holder as a material adverse change which could trigger an acceleration of all of the outstanding debt. As such, the Company has classified all of its outstanding debt balance as a current liability as of March 31, 2015 and December 31, 2014.

As of March 31, 2015, future minimum payments under the note payable are as follows (in thousands):

Year Ending December 31,
2015 (remaining 9 months)	$299
2016	1,473
2017	1,469
2018	609
Total payments	3,850
Less: Amount representing interest	(350)
Present value of obligations	3,500
Less: Notes payable, current portion	3,500
Note payable, noncurrent portion	$-

 6.       Note Payable

In April 2012, the Company entered into a loan and security agreement for up to $2,135,159 in term loans that were used to pay off an existing loan with a financial institution. The full amount was drawn down in April 2012. In connection with the agreement, the Company issued a warrant to the lender to purchase a total of 73,770 shares of the Company’s Series A convertible preferred stock at $0.61 per share (see Note 10). The borrowings were repayable in interest only payments until May 1, 2012 and then 30 equal installments of principal and interest at a rate of 9.5% per annum. An additional 4% of the principal or approximately $85,000 was due as the final payment at the end of the loan term. The Company recorded $9,000 and $35,000 as additional interest expense during the years ended December 31, 2014 and 2013, respectively, related to the $85,000 payment. The Company had been accruing the balance of the $85,000 cash payment over the term of the loan using the effective interest rate method. As of December 31, 2014 and 2013, $0 and $76,000, respectively, was recorded in accrued liabilities on the consolidated balance sheets relating to this payment. All borrowings under the agreement were collateralized by substantially all of the Company’s assets, including intellectual property. As of December 31, 2014 and 2013, the note payable had an outstanding balance of $0 and $1,463,000, respectively. The term loan had a maturity date of October 1, 2014 and was repaid on that date as discussed below.

In February 2013, the Company and the lender amended the loan and security agreement to defer up to 3 months of principal payments contingent upon the receipt of bridge loan proceeds in increments of $500,000, up to $1,500,000 on or before April 30, 2013, beginning March 1, 2013. This amendment also included a $15,000 restructuring fee that would be due upon the maturity date of the loan.

In May 2013, the Company and the lender amended the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more, on or before September 30, 2013. The principal payments were to be deferred and payable on August 1, 2013. This amendment also included a $10,000 restructuring fee that would be due upon the maturity date of the loan.

In July 2013, the Company and the lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more, on or before August 28, 2013, and an additional month deferral provided a 2013 equity event was completed resulting in net cash proceeds of not less than $10 million from the sale of the Company’s equity securities consummated by September 27, 2013. Principal payments would be deferred and payable on October 1, 2013, provided both of these conditions were met. This amendment also included a $10,000 restructuring fee that would be due upon the maturity date of the loan.

In September 2013, the Company and the lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more on or before August 28, 2013 and another $500,000 or more on or before October 28, 2013. Principal payments would be deferred until December 1, 2013. This amendment also included a $10,000 restructuring fee that would be due upon the maturity date of the loan.

In November 2013, the Company and the lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more on or before December 27, 2013 and upon the consummation of a 2014 equity event requiring the receipt of not less than $7 million in net cash proceeds by no later than January 24, 2014. Principal payments would be deferred until February 1, 2014. This amendment also included a $10,000 restructuring fee that would be due upon the maturity date of the loan.

In January 2014, the Company and the lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more on or before February 25, 2014 and consummation of an equity event by April 25, 2014. This amendment included an additional $5,000 restructuring fee for each month principal payments were deferred beginning February 1, 2014 through April 1, 2014, provided restructuring fees in this amendment would not exceed $15,000 in total. The restructuring fees were due upon the maturity date of the loan.

In February 2014, the Company and the lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more on or before April 25, 2014 and consummation of an equity event by June 27, 2014. This amendment included an additional $5,000 restructuring fee for each month principal payments were deferred beginning March 1, 2014 through June 1, 2014, provided restructuring fees in this amendment shall not exceed $20,000. This amendment also amended the January 2014 restructuring fee such that the January 2014 restructuring fee would not exceed $5,000 in total and would be due upon the maturity date of the loan.

In June 2014, the Company and the lender agreed to further amend the loan and security agreement such that the remaining 3 months of principal payments would be deferred until the maturity date of the term loan when all unpaid principal and interest would be immediately due. This amendment also included an additional $5,000 restructuring fee for each month principal payments were deferred beginning July 1, 2014 through September 1, 2014, provided restructuring fees in this amendment were not to exceed $15,000 in total. The restructuring fees were due upon the maturity date of the loan.

In September 2014, the lender agreed to reduce the total restructuring fees to $47,500. The Company recorded $20,000, net of the reduction in fees, and $27,000 as additional interest expense during the years ended December 31, 2014 and 2013, respectively, related to these restructuring fees. The Company has been accruing the balance of the cash restructuring payment over the term of the loan using the effective interest rate method. As of December 31, 2014 and 2013, $0 and $27,000, respectively, was recorded as an accrued liability on the consolidated balance sheets relating to this restructuring payment.

On September 30, 2014, the Company entered into a Loan and Security Agreement pursuant to which it received a term loan in the amount of $5 million, which will be funded in three tranches. The first tranche of $2.5 million was provided to the Company on October 1, 2014. The proceeds from the first tranche were used to repay the existing loan of $1,631,000 with a financial institution and to fund operations. Before the second and the third tranches of the term loan will be funded, the Company must meet certain enrollment milestones and achieve certain positive results relating to its OUS Clinical Trial, among other things. The borrowings are repayable in interest only payments until November 1, 2015 and then 30 equal installments of principal and interest at a rate of 5.25% per annum. All borrowings under the agreement are collateralized by substantially all of the Company’s assets, including intellectual property. The loan agreement requires that the Company comply with certain financial and other covenants for borrowings to be permitted. In connection with the loan agreement, the Company issued a 10-year warrant to the lender for the purchase of 471,698 shares of the Company’s common stock at $0.53 per share (see Note 9). As of December 31, 2014, the note payable had an outstanding balance of $2,500,000, that is recorded as a current liability on the consolidated balance sheets and the Company was in compliance with all covenants of the loan agreement.

The loan and security agreements with both financial institutions contain a material adverse change clause, as defined in the agreement, which would result in an event of default if the lender deems a material adverse change to have occurred to the Company’s business. The continuing liquidity issues the Company faces could be construed by the note holder as a material adverse change which could trigger an acceleration of all of the outstanding debt. As such, the Company has classified all of its outstanding debt balance as a current liability as of December 31, 2014 and 2013.

As of December 31, 2014, future minimum payments under the note payable are as follows (in thousands):

Year Ending December 31,
2015	$293
2016	1,095
2017	1,045
2018	337
Total Payments	2,770
Less: Amount representing interest	(270)
Present value of obligations	2,500
Less: Notes payable, current portion	2,500
Note payable, noncurrent portion	$-